                            [LOGO OF NATIONWIDE/(R)/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                   ACCOUNT-14

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

VAX-0103AO-12/04

                         NATIONWIDE VARIABLE ACCOUNT-14
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class A (AlGrIncA)
       5,235 shares (cost $110,970) ..........................................................   $     126,067
     American Century VP - International Fund - Class I (ACVPInt)
       3,652 shares (cost $21,637) ...........................................................          26,845
     American Century VP - International Fund - Class III (ACVPInt3)
       993 shares (cost $6,474) ..............................................................           7,308
     American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
       22,019 shares (cost $207,303) .........................................................         223,718
     Baron Capital Funds Trust - Baron Capital Asset Fund - Insurance Shares (BCFTCpAsset)
       2,525 shares (cost $56,613) ...........................................................          68,304
     Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)
       11,084 shares (cost $175,310) .........................................................         195,304
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
       1,896 shares (cost $23,914) ...........................................................          29,561
     Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
       56,784 shares (cost $1,580,024) .......................................................       1,754,046
     Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
       4,255 shares (cost $145,371) ..........................................................         151,303
     Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
       511 shares (cost $6,391) ..............................................................           8,101
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
       11,978 shares (cost $272,139) .........................................................         302,815
     Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
       1,565 shares (cost $48,026) ...........................................................          49,895
     Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
       13,035 shares (cost $300,150) .........................................................         345,812
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
       3,455 shares (cost $39,461) ...........................................................          49,583
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
       3,305 shares (cost $41,085) ...........................................................          47,432
     Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
       520,118 shares (cost $520,118) ........................................................         520,118
     Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
       2,918 shares (cost $37,859) ...........................................................          42,928
     Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
       3,883 shares (cost $44,420) ...........................................................          49,002
     Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
       2,324 shares (cost $79,007) ...........................................................          85,968

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-14
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)
       45,237 shares (cost $466,397) .........................................................   $     465,942
     PIMCO VIT - Real Return Portfolio - Administrative Shares (PVITRealRet)
       12,754 shares (cost $160,783) .........................................................         164,782
     PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)
       90,497 shares (cost $941,894) .........................................................         951,127
     Pioneer VCT - High Yield Portfolio - Class I (PVCTHiYield)
       5,678 shares (cost $64,861) ...........................................................          66,267
     Royce Capital Fund - Royce Micro Cap Portfolio (RCFMicroCap)
       20,027 shares (cost $223,440) .........................................................         230,307
     T. Rowe Price Mid Cap Growth Fund - II (TRowMidCap2)
       1,577 shares (cost $31,554) ...........................................................          36,925
                                                                                                 -------------
         Total investments ...................................................................       5,999,460
Accounts receivable ..........................................................................               -
                                                                                                 -------------
         Total assets ........................................................................       5,999,460
Accounts payable .............................................................................             109
                                                                                                 -------------
Contract owners' equity (note 4) .............................................................   $   5,999,351
                                                                                                 =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total             AlGrIncA            ACVPInt           ACVPInt3
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        61,128                538                132                  -
   Mortality and expense risk charges
     (note 2) ...............................           (45,457)              (859)              (230)               (32)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income ..................            15,671               (321)               (98)               (32)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual funds shares sold ...         1,547,742                857                230                 32
   Cost of mutual fund shares sold ..........        (1,492,780)              (774)              (206)               (32)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            54,962                 83                 24                  -
   Change in unrealized gain (loss)
     on investments .........................           259,072             10,739              3,337                834
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           314,034             10,822              3,361                834
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            45,746                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       375,451             10,501              3,263                802
                                                ===============    ===============    ===============    ===============

Investment activity:                               ACVPUltra         BCFTCpAsset        DryMidCapStS       DrySmCapIxS
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                 -                  -                697                105
   Mortality and expense risk charges
     (note 2) ...............................            (1,296)              (429)            (1,284)              (248)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income ..................            (1,296)              (429)              (587)              (143)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual funds shares sold ...             1,288                428              1,281                248
   Cost of mutual fund shares sold ..........            (1,210)              (376)            (1,209)              (222)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                78                 52                 72                 26
   Change in unrealized gain (loss)
     on investments .........................            14,625             11,022             17,434              4,588
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            14,703             11,074             17,506              4,614
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -              4,520                605
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            13,407             10,645             21,439              5,076
                                                ===============    ===============    ===============    ===============

Investment activity:                                DryStkIx          DryVIFApp         DryVIFIntVal        FidVIPEIS
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        29,772              2,477                 79              1,429
   Mortality and expense risk charges
     (note 2) ...............................           (15,210)            (1,065)               (68)            (1,836)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income ..................            14,562              1,412                 11               (407)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual funds shares sold ...           669,283              1,063                 68              1,827
   Cost of mutual fund shares sold ..........          (619,834)            (1,011)               (58)            (1,645)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            49,449                 52                 10                182
   Change in unrealized gain (loss)
     on investments .........................            79,052              2,781              1,154             23,329
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           128,501              2,833              1,164             23,511
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                113                361
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       143,063              4,245              1,288             23,465
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPGrS          FidVIPConS        FrVIPForSec2       FrVIPForSec3
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                59                404                469                  -
   Mortality and expense risk charges
     (note 2) ...............................              (395)            (2,319)              (421)              (213)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income ..................              (336)            (1,915)                48               (213)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual funds shares sold ...               392              2,315                421                213
   Cost of mutual fund shares sold ..........              (380)            (2,097)              (377)              (205)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                12                218                 44                  8
   Change in unrealized gain (loss)
     on investments .........................               749             37,645              7,258              6,346
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........               761             37,863              7,302              6,354
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................               425             35,948              7,350              6,141
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITMyMkt5         GVITSmCapGr       GVITSmCapVal       OGMidCapGr
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $         4,524                  -                  -                  -
   Mortality and expense risk charges
     (note 2) ...............................            (4,863)              (274)              (321)               (12)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income ..................              (339)              (274)              (321)               (12)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual funds shares sold ...           648,553                274                320             21,641
   Cost of mutual fund shares sold ..........          (648,553)              (269)              (284)           (20,279)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                 -                  5                 36              1,362
   Change in unrealized gain (loss)
     on investments .........................                 -              4,689              2,962               (463)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........                 -              4,694              2,998                899
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -              3,399                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $          (339)             4,420              6,076                887
                                                ===============    ===============    ===============    ===============

Investment activity:                               OGMidCapV          OppCapAp           PVITLowDur        PVITRealRet
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                 -                130              4,754              1,293
   Mortality and expense risk charges
     (note 2) ...............................               (12)              (594)            (3,445)            (1,149)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income ..................               (12)              (464)             1,309                144
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual funds shares sold ...            21,639                593             80,624              1,147
   Cost of mutual fund shares sold ..........           (19,683)              (555)           (80,969)            (1,131)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             1,956                 38               (345)                16
   Change in unrealized gain (loss)
     on investments .........................            (1,213)             4,437               (441)             5,847
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........               743              4,475               (786)             5,863
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -              1,418              5,056
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................               731              4,011              1,941             11,063
                                                ===============    ===============    ===============    ===============

Investment activity:                               PVITTotRet        PVCTHiYield        RCFMicroCap        TRowMidCap2
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        13,351                915                  -                  -
   Mortality and expense risk charges
     (note 2) ...............................            (6,619)              (170)            (1,851)              (242)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income ..................             6,732                745             (1,851)              (242)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual funds shares sold ...            26,632                170             65,961                242
   Cost of mutual fund shares sold ..........           (26,431)              (168)           (64,603)              (219)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               201                  2              1,358                 23
   Change in unrealized gain (loss)
     on investments .........................            11,057              1,407              5,246              4,651
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            11,258              1,409              6,604              4,674
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            13,740                  -             16,534                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        31,730              2,154             21,287              4,432
                                                ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Year Ended December 31, 2004 and for the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                             Total                                AlGrIncA
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................   $        15,671              4,637               (321)               (65)
  Realized gain (loss) on investments .......            54,962                 72                 83                  3
  Change in unrealized gain (loss)
    on investments ..........................           259,072            135,184             10,739              4,357
  Reinvested capital gains ..................            45,746              9,266                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................           375,451            149,159             10,501              4,295
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................         2,327,246          3,427,920             56,928             54,341
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions ...............................          (280,322)                 -                  -                  -
  Adjustments to maintain reserves ..........               (81)               (22)                 2                  4
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         2,046,843          3,427,898             56,930             54,345
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         2,422,294          3,577,057             67,431             58,640
Contract owners' equity beginning
  of period .................................         3,577,057                  -             58,640                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     5,999,351          3,577,057            126,071             58,640
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           325,085                  -              5,165                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           327,063            325,085              4,893              5,165
  Units redeemed ............................          (139,795)                 -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           512,353            325,085             10,058              5,165
                                                ===============    ===============    ===============    ===============

                                                             ACVPInt                               ACVPInt3
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................               (98)               (26)               (32)                 -
  Realized gain (loss) on investments .......                24                  1                  -                  -
  Change in unrealized gain (loss)
    on investments ..........................             3,337              1,870                834                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................             3,263              1,845                802                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................                 -             21,737              6,506                  -
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                (1)                 1                 (6)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............                (1)            21,738              6,500                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......             3,262             23,583              7,302                  -
Contract owners' equity beginning
  of period .................................            23,583                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            26,845             23,583              7,302                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,990                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 -              1,990                646                  -
  Units redeemed ............................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             1,990              1,990                646                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                             ACVPUltra                           BCFTCpAsset
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................   $        (1,296)               (54)              (429)               (18)
  Realized gain (loss) on investments .......                78                  1                 52                  -
  Change in unrealized gain (loss)
    on investments ..........................            14,625              1,789             11,022                669
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................            13,407              1,736             10,645                651
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................            36,940             46,578             28,798             15,526
  Transfers between funds ...................           125,056                  -             12,683                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                (3)                 3                 (6)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           161,993             46,581             41,475             15,526
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           175,400             48,317             52,120             16,177
Contract owners' equity beginning
  of period .................................            48,317                  -             16,177                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       223,717             48,317             68,297             16,177
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             4,363                  -              1,411                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            14,065              4,363              3,376              1,411
  Units redeemed ............................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            18,428              4,363              4,787              1,411
                                                ===============    ===============    ===============    ===============

                                                             DryMidCapStS                        DrySmCapIxS
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................              (587)               105               (143)                11
  Realized gain (loss) on investments .......                72                  2                 26                  1
  Change in unrealized gain (loss)
    on investments ..........................            17,434              2,560              4,588              1,059
  Reinvested capital gains ..................             4,520                  -                605                125
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................            21,439              2,667              5,076              1,196
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................            87,588             83,609                  -             23,289
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                 3                 (2)                 -                  2
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            87,591             83,607                  -             23,291
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           109,030             86,274              5,076             24,487
Contract owners' equity beginning
  of period .................................            86,274                  -             24,487                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           195,304             86,274             29,563             24,487
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             7,418                  -              2,017                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,392              7,418                  -              2,017
  Units redeemed ............................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            14,810              7,418              2,017              2,017
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                             DryStkIx                             DryVIFApp
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................   $        14,562              4,239              1,412                844
  Realized gain (loss) on investments .......            49,449                 51                 52                  2
  Change in unrealized gain (loss)
    on investments ..........................            79,052             94,970              2,781              3,151
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................           143,063             99,260              4,245              3,997
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................           649,363          1,503,824             73,193             69,868
  Transfers between funds ...................          (438,344)                 -                  -                  -
  Redemptions ...............................          (203,120)                 -                  -                  -
  Adjustments to maintain reserves ..........                56                  1                  7                 (3)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             7,955          1,503,825             73,200             69,865
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           151,018          1,603,085             77,445             73,862
Contract owners' equity beginning
  of period .................................         1,603,085                  -             73,862                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,754,103          1,603,085            151,307             73,862
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           141,271                  -              6,699                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            56,586            141,271              6,490              6,699
  Units redeemed ............................           (56,804)                 -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           141,053            141,271             13,189              6,699
                                                ===============    ===============    ===============    ===============

                                                             DryVIFIntVal                         FidVIPEIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................                11                 47               (407)               (93)
  Realized gain (loss) on investments .......                10                  -                182                  4
  Change in unrealized gain (loss)
    on investments ..........................             1,154                556             23,329              7,346
  Reinvested capital gains ..................               113                  -                361                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................             1,288                603             23,465              7,257
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................                 -              6,210             69,407             77,631
  Transfers between funds ...................                 -                  -            125,055                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                (2)                 -                  -                 (4)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............                (2)             6,210            194,462             77,627
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......             1,286              6,813            217,927             84,884
Contract owners' equity beginning
  of period .................................             6,813                  -             84,884                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......             8,099              6,813            302,811             84,884
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               537                  -              7,289                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 -                537             16,280              7,289
  Units redeemed ............................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................               537                537             23,569              7,289
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                             FidVIPGrS                             FidVIPConS
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................   $          (336)               (27)            (1,915)              (174)
  Realized gain (loss) on investments .......                12                  -                218                  4
  Change in unrealized gain (loss)
    on investments ..........................               749              1,120             37,645              8,017
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................               425              1,093             35,948              7,847
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................            12,404             23,289            154,519            147,498
  Transfers between funds ...................            12,683                  -                  -                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                 6                 (2)                 5                 (3)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            25,093             23,287            154,524            147,495
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            25,518             24,380            190,472            155,342
Contract owners' equity beginning
  of period .................................            24,380                  -            155,342                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        49,898             24,380            345,814            155,342
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             2,113                  -             13,402                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             2,115              2,113             12,713             13,402
  Units redeemed ............................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             4,228              2,113             26,115             13,402
                                                ===============    ===============    ===============    ===============


                                                             FrVIPForSec2                          FrVIPForSec3
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................                48                (47)              (213)                 -
  Realized gain (loss) on investments .......                44                  2                  8                  -
  Change in unrealized gain (loss)
    on investments ..........................             7,258              2,864              6,346                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................             7,350              2,819              6,141                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................                 -             39,414             41,290                  -
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                 1                  4                  1                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............                 1             39,418             41,291                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......             7,351             42,237             47,432                  -
Contract owners' equity beginning
  of period .................................            42,237                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            49,588             42,237             47,432                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             3,443                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 -              3,443              4,106                  -
  Units redeemed ............................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             3,443              3,443              4,106                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                             GVITMyMkt5                            GVITSmCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................   $          (339)              (269)              (274)               (22)
  Realized gain (loss) on investments .......                 -                  -                  5                  1
  Change in unrealized gain (loss)
    on investments ..........................                 -                  -              4,689                381
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................              (339)              (269)             4,420                360
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................           519,505            644,953             19,518             18,631
  Transfers between funds ...................          (643,732)                 -                  -                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                 8                 (4)                (5)                (2)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (124,219)           644,949             19,513             18,629
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (124,558)           644,680             23,933             18,989
Contract owners' equity beginning
  of period .................................           644,680                  -             18,989                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       520,122            644,680             42,922             18,989
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            64,589                  -              1,652                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            52,146             64,589              1,672              1,652
  Units redeemed ............................           (64,590)                 -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            52,145             64,589              3,324              1,652
                                                ===============    ===============    ===============    ===============

                                                           GVITSmCapVal                           OGMidCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................              (321)               (24)               (12)               (23)
  Realized gain (loss) on investments .......                36                  1              1,362                  -
  Change in unrealized gain (loss)
    on investments ..........................             2,962              1,620               (463)               463
  Reinvested capital gains ..................             3,399                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................             6,076              1,597                887                440
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................            21,145             20,184                 67             20,303
  Transfers between funds ...................                 -                  -            (21,695)                 -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                 4                  1                  4                 (6)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            21,149             20,185            (21,624)            20,297
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            27,225             21,782            (20,737)            20,737
Contract owners' equity beginning
  of period .................................            21,782                  -             20,737                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            49,007             21,782                  -             20,737
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,668                  -              1,830                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             1,562              1,668                  -              1,830
  Units redeemed ............................                 -                  -             (1,830)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             3,230              1,668                  -              1,830
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                            OGMidCapV                              OppCapAp
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................   $           (12)               (23)              (464)               (46)
  Realized gain (loss) on investments .......             1,956                  -                 38                  2
  Change in unrealized gain (loss)
    on investments ..........................            (1,213)             1,213              4,437              2,523
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................               731              1,190              4,011              2,479
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................                76             19,706             40,663             38,815
  Transfers between funds ...................           (21,703)                 -                  -                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                 5                 (5)                 5                 (2)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (21,622)            19,701             40,668             38,813
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (20,891)            20,891             44,679             41,292
Contract owners' equity beginning
  of period .................................            20,891                  -             41,292                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $             -             20,891             85,971             41,292
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,735                  -              3,581                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 -              1,735              3,458              3,581
  Units redeemed ............................            (1,735)                 -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -              1,735              7,039              3,581
                                                ===============    ===============    ===============    ===============

                                                             PVITLowDur                            PVITRealRet
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................             1,309                  2                144                (21)
  Realized gain (loss) on investments .......              (345)                 -                 16                 (2)
  Change in unrealized gain (loss)
    on investments ..........................              (441)               (14)             5,847             (1,848)
  Reinvested capital gains ..................             1,418                 16              5,056              1,528
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................             1,941                  4             11,063               (343)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................            14,639             13,974             78,821             75,240
  Transfers between funds ...................           512,586                  -                  -                  -
  Redemptions ...............................           (77,202)                 -                  -                  -
  Adjustments to maintain reserves ..........               (51)                 4                (40)                 6
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           449,972             13,978             78,781             75,246
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           451,913             13,982             89,844             74,903
Contract owners' equity beginning
  of period .................................            13,982                  -             74,903                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           465,895             13,982            164,747             74,903
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,406                  -              7,385                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            52,818              1,406              7,675              7,385
  Units redeemed ............................            (7,779)                 -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            46,445              1,406             15,060              7,385
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                             PVITTotRet                            PVCTHiYield
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................   $         6,732                493                745                  -
  Realized gain (loss) on investments .......               201                 (2)                 2                  -
  Change in unrealized gain (loss)
    on investments ..........................            11,057             (1,824)             1,407                  -
  Reinvested capital gains ..................            13,740              2,504                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................            31,730              1,171              2,154                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................           263,227            317,587                  -                  -
  Transfers between funds ...................           337,411                  -             64,114                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........               (81)               (17)                 4                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           600,557            317,570             64,118                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           632,287            318,741             66,272                  -
Contract owners' equity beginning
  of period .................................           318,741                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       951,028            318,741             66,272                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            31,863                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            61,628             31,863              5,680                  -
  Units redeemed ............................            (1,977)                 -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            91,514             31,863              5,680                  -
                                                ===============    ===============    ===============    ===============

                                                           RCFMicroCap                            TRowMidCap2
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income .....................            (1,851)              (154)              (242)               (18)
  Realized gain (loss) on investments .......             1,358                  1                 23                  -
  Change in unrealized gain (loss)
    on investments ..........................             5,246              1,622              4,651                720
  Reinvested capital gains ..................            16,534              5,093                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................            21,287              6,562              4,432                702
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners .........................           136,384            130,187             16,265             15,526
  Transfers between funds ...................           (64,114)                 -                  -                  -
  Redemptions ...............................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                 6                  -                 (3)                 2
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            72,276            130,187             16,262             15,528
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            93,563            136,749             20,694             16,230
Contract owners' equity beginning
  of period .................................           136,749                  -             16,230                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           230,312            136,749             36,924             16,230
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            10,860                  -              1,398                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            10,440             10,860              1,322              1,398
  Units redeemed ............................            (5,080)                 -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            16,220             10,860              2,720              1,398
                                                ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-14
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

     (b)  The Contracts

          Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)* AIM VIF- Capital Development Fund - Series I Shares (AIMCapDev)*

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class A (AlGrIncA)

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)*

               Baron Capital Funds Trust - Baron Capital Asset Fund - Insurance Shares (BCFTCpAsset)

               Calvert Variable Series, Inc. - Social Equity Portfolio
               (CVSSoEq)*

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)*

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)*
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)*

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT)
               (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)* Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)*
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)*
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)*
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)*
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)*
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)*
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)*
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)*
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)*
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)* Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)*
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)* Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)* Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)* Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)* Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)*
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)*
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)*
                    Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)* Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)* Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)*

               Portfolios of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);
                    Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)*

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal)* Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)*
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)*
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)*

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)*
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)*

               Portfolios of the One Group/(R)/ Variable Investment Trust (One Group/(R)/ IT);
                    One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)* One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)*

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)*

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)*

               Oppenheimer Main Street Fund/(R)//VA - Initial Class (OppMSFund)*

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
                    PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAsset)*
                    PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)
                    PIMCO VIT - Real Return Portfolio - Administrative Shares (PVITRealRet)
                    PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)

               Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);
                    Pioneer VCT - High Yield Portfolio - Class I (PVCTHiYield)

               Royce Capital Fund - Royce Micro Cap Portfolio (RCFMicroCap)

               T. Rowe Price Equity Income Portfolio - II (TRPEqInc2)*

               T. Rowe Price Mid Cap Growth Fund - II (TRPMidCap2)

               T. Rowe Price New America Growth Portfolio (TRPNewAmGr2)*

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)*
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)*

               *At December 31, 2004, contract owners were not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

     The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 0.95%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the year ended December 31, 2004 and for the period November 17, 2003 (commencement of operations) through December 31, 2003.

                                                       Contract                                         Investment
                                                       Expense               Unit         Contract        Income       Total
                                                         Rate*    Units   Fair Value   Owners' Equity     Ratio**     Return***
                                                       --------  -------  -----------  --------------   ---------- ---------------
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class A
       2004 ...........................................  0.95%    10,058  $ 12.534409  $     126,071      0.58%    10.40%
       2003 ...........................................  0.95%     5,165    11.353280         58,640      0.00%    13.53% 07/01/03
American Century VP - International Fund - Class I
       2004 ...........................................  0.95%     1,990    13.489889         26,845      0.52%    13.83%
       2003 ...........................................  0.95%     1,990    11.850660         23,583      0.00%    18.51% 07/01/03
American Century VP - International Fund - Class III
       2004 ...........................................  0.95%       646    11.304004          7,302      0.00%    13.04% 05/03/04
American Century VP - Ultra/(R)/ Fund - Class I
       2004 ...........................................  0.95%    18,428    12.140075        223,717      0.00%     9.62%
       2003 ...........................................  0.95%     4,363    11.074252         48,317      0.00%    10.74% 07/01/03
Baron Capital Funds Trust - Baron Capital Asset Fund - Insurance Shares
       2004 ...........................................  0.95%     4,787    14.267256         68,297      0.00%    24.45%
       2003 ...........................................  0.95%     1,411    11.464622         16,177      0.00%    14.65% 07/01/03
Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
       2004 ...........................................  0.95%    14,810    13.187285        195,304      0.50%    13.39%
       2003 ...........................................  0.95%     7,418    11.630293         86,274      0.47%    16.30% 07/01/03
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
       2004 ...........................................  0.95%     2,017    14.656944         29,563      0.39%    20.73%
       2003 ...........................................  0.95%     2,017    12.140548         24,487      0.32%    21.41% 07/01/03
Dreyfus Stock Index Fund, Inc. - Initial Shares
       2004 ...........................................  0.95%   141,053    12.435774      1,754,103      1.77%     9.59%
       2003 ...........................................  0.95%   141,271    11.347588      1,603,085      0.75%    13.48% 07/01/03
Dreyfus VIF - Appreciation Portfolio - Initial Shares
       2004 ...........................................  0.95%    13,189    11.472201        151,307      2.20%     4.05%
       2003 ...........................................  0.95%     6,699    11.025857         73,862      2.51%    10.26% 07/01/03
Dreyfus VIF - International Value Portfolio - Initial Shares
       2004 ...........................................  0.95%       537    15.082465          8,099      1.06%    18.88%
       2003 ...........................................  0.95%       537    12.686840          6,813      1.59%    26.87% 07/01/03
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
       2004 ...........................................  0.95%    23,569    12.847842        302,811      0.74%    10.32%
       2003 ...........................................  0.95%     7,289    11.645506         84,884      0.00%    16.46% 07/01/03
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
       2004 ...........................................  0.95%     4,228    11.801694         49,898      0.16%     2.28%
       2003 ...........................................  0.95%     2,113    11.538318         24,380      0.00%    15.38% 07/01/03
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
       2004 ...........................................  0.95%    26,115    13.241977        345,814      0.16%    14.24%
       2003 ...........................................  0.95%    13,402    11.590970        155,342      0.00%    15.91% 07/01/03
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
       2004 ...........................................  0.95%     3,443    14.402435         49,588      1.02%    17.40%
       2003 ...........................................  0.95%     3,443    12.267546         42,237      0.00%    22.68% 07/01/03
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
       2004 ...........................................  0.95%     4,106    11.551866         47,432      0.00%    15.52% 05/03/04
Gartmore GVIT Money Market Fund - Class V
       2004 ...........................................  0.95%    52,145     9.974527        520,122      0.78%    -0.07%
       2003 ...........................................  0.95%    64,589     9.981270        644,680      0.15%    -0.19% 06/30/03

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                       Contract                                         Investment
                                                       Expense               Unit         Contract        Income        Total
                                                         Rate*    Units   Fair Value   Owners' Equity     Ratio**      Return***
                                                       --------  -------  -----------  --------------   ----------  --------------
Gartmore GVIT Small Cap Growth Fund - Class I
       2004 ...........................................  0.95%     3,324  $ 12.912628  $      42,922      0.00%    12.34%
       2003 ...........................................  0.95%     1,652    11.494399         18,989      0.00%    14.94% 07/01/03
Gartmore GVIT Small Cap Value Fund - Class I
       2004 ...........................................  0.95%     3,230    15.172526         49,007      0.00%    16.18%
       2003 ...........................................  0.95%     1,668    13.059000         21,782      0.00%    30.59% 07/01/03
One Group/(R)/ IT Mid Cap Growth Portfolio
       2003 ...........................................  0.95%     1,830    11.331812         20,737      0.00%    13.32% 07/01/03
One Group/(R)/ IT Mid Cap Value Portfolio
       2003 ...........................................  0.95%     1,735    12.040696         20,891      0.00%    20.41% 07/01/03
Oppenheimer Capital Appreciation Fund/VA - Initial Class
       2004 ...........................................  0.95%     7,039    12.213456         85,971      0.20%     5.92%
       2003 ...........................................  0.95%     3,581    11.530780         41,292      0.00%    15.31% 07/01/03
PIMCO VIT - Low Duration Portfolio - Administrative Shares
       2004 ...........................................  0.95%    46,445    10.031104        465,895      1.98%     0.87%
       2003 ...........................................  0.95%     1,406     9.944386         13,982      0.26%    -0.56% 06/30/03
PIMCO VIT - Real Return Portfolio - Administrative Shares
       2004 ...........................................  0.95%    15,060    10.939407        164,747      1.08%     7.86%
       2003 ...........................................  0.95%     7,385    10.142635         74,903      0.17%     1.43% 06/30/03
PIMCO VIT - Total Return Portfolio - Administrative Shares
       2004 ...........................................  0.95%    91,514    10.392162        951,028      2.10%     3.89%
       2003 ...........................................  0.95%    31,863    10.003498        318,741      0.54%     0.03% 06/30/03
Pioneer VCT - High Yield Portfolio - Class I
       2004 ...........................................  0.95%     5,680    11.667577         66,272      2.76%     7.04%
Royce Capital Fund - Royce Micro Cap Portfolio
       2004 ...........................................  0.95%    16,220    14.199290        230,312      0.00%    12.76%
       2003 ...........................................  0.95%    10,860    12.591999        136,749      0.00%    25.92% 07/01/03
T. Rowe Price Mid Cap Growth Fund - II
       2004 ...........................................  0.95%     2,720    13.574827         36,924      0.00%    16.93%
       2003 ...........................................  0.95%     1,398    11.609127         16,230      0.00%    16.09% 07/01/03
                                                                                       -------------
2004 Contract owners' equity ........................................................  $   5,999,351
                                                                                       =============
2003 Contract owners' equity ........................................................  $   3,577,057
                                                                                       =============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-14:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company